Gains or losses on financial assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 604	€ 404	€ 869
Gains (losses) on financial assets at amortised cost	39
Other financial assets and liabilities	565
Gains (losses) on available-for-sale financial assets		472	861
Gains or losses on financial assets and liabilities held for trading, net	1,515	1,252	2,456
Gains Or Losses On Non-trading Financial Assets And Liabilities Mandatorily At Fair Value Through Profit Or Loss	331
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net	(57)	(85)	426
Gains or losses from hedge accounting, net	83	(11)	(23)
Gains/losses on financial assets and liabilities, net	2,476	1,560	3,728
Exchange differences, net	(679)	105	(1,627)
Debt instruments asset
Financial instruments
Other financial assets and liabilities	€ 563
Gains (losses) on available-for-sale financial assets		316	464
Equity instruments
Financial instruments
Gains (losses) on available-for-sale financial assets		€ 156	€ 397